Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	19. SUPPLEMENTAL CASH FLOW INFORMATION
	2018	2017
Net interest received in cash, included in operations	$(723)	$(382)
Taxes paid	2,419	6,549
Patent acquisition liability	-	10